Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Commitments and Contingencies
Note 19    Commitments and Contingencies
(a) Legal proceedings
The Company is regularly involved in legal actions, both as a defendant and as a plaintiff. The legal actions where the Company is a party ordinarily relate to its activities as a provider of insurance protection or wealth management products, reinsurance, or in its capacity as an investment adviser, employer, or taxpayer. Other life insurers and asset managers, operating in the jurisdictions in which the Company does business, have been subject to a wide variety of other types of actions, some of which resulted in substantial judgments or settlements against the defendants; it is possible that the Company may become involved in similar actions in the future. In addition, government and regulatory bodies in Canada, the United States, Asia and other jurisdictions where the Company conducts business regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers.
In June 2018, a class action was initiated against John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) and John Hancock Life Insurance Company of New York (“JHNY”) in the U.S. District Court for the Southern District of New York on behalf of owners of approximately 1,500 Performance Universal Life (“
PerfUL
”) policies issued between 2003 and 2010 whose policies were subject to a Cost of Insurance (“COI”) increase announced in 2018. On May 17, 2022, at a Fairness Hearing, the Court approved the class Settlement Agreement that it had preliminary approved on January 5, 2022. The settlement has been implemented. In the Class Notice process, an institutional investor which owns approximately 150 of the policies that met the class definition “opted out” of the settlement. No subsequent action has thus far been taken with respect to those opt out policies.
In addition to the class action, eleven individual lawsuits opposing the Performance UL COI increases were also filed. Each of the lawsuits, except two, is brought by plaintiffs owning multiple policies and/or by entities managing them for investment purposes. Three of the pending federal cases have now been settled and these involved a combined 46 PerfUL policies. On September 8, 2022, two new individual lawsuits were filed in New York and California federal courts, with respect to the 16 policies owned by Skellig Capital. There are now five lawsuits pending in federal courts in New York and California and three in New York state court. In the aggregate, approximately 135 PerfUL policies are involved in these cases. There are also approximately 140 policies that have been “opted out” of the class settlement, and although no litigation is pending with respect to those policies, future litigation is possible if not probable. Of the remaining non-class/individual
lawsuits, discovery has commenced. With respect to the
non-class/individual
lawsuits pending in the New York federal district court (not including the recently filed Skellig lawsuits), the court has approved a briefing schedule and set the final pre-trial
hearing for February 23, 2023. The Company continues to defend the individual lawsuits. In 2021, the Company recorded an accrual in relation to the class and individual lawsuits. In Q3 2022, the accrual was increased.
(b) Investment commitments
In the normal course of business, various investment commitments are outstanding which are not reflected in the Consolidated Financial Statements. There were $14,193 (2021 – $12,233) of outstanding investment commitments as at December 31, 2022, of which $
1,095
(2021 – $957) mature in 30 days, $3,359 (2021 – $3,205) mature in 31 to 365 days and $9,739 (2021 – $
8,071
) mature after one year.
(c) Letters of credit
In the normal course of business, third-party relationship banks issue letters of credit on the Company’s behalf. The Company’s businesses utilize letters of credit for which third parties are the beneficiaries, as well as for affiliate reinsurance transactions between its subsidiaries. As at December 31, 2022, letters of credit for which third parties are beneficiary, in the amount of $215 (2021 – $99), were outstanding.
(d) Guarantees
(i) Guarantees regarding Manulife Finance (Delaware), L.P. (“MFLP”)
MFC has guaranteed the payment of amounts on the $650 subordinated debentures due on December 15, 2041 issued by MFLP, a wholly owned unconsolidated financing entity.
The following table presents certain condensed consolidated financial information for MFC and MFLP.
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2022	MFC (Guarantor)	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$518	$17,732	$(1,103)	$17,147	$64
Net income (loss) attributed to shareholders	7,294	7,071	(7,071)	7,294	21

For the year ended December 31, 2021	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$563	$62,323	$(1,065)	$61,821	$41
Net income (loss) attributed to shareholders	7,105	6,842	(6,842)	7,105	3
Condensed Consolidated Statements of Financial Position

As at December 31, 2022	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$63	$413,938	$–	$414,001	$21
Total other assets	67,543	90,687	(71,852)	86,378	950
Segregated funds net assets	–	348,562	–	348,562	–
Insurance contract liabilities	–	371,405	–	371,405	–
Investment contract liabilities	–	3,248	–	3,248	–
Segregated funds net liabilities	–	348,562	–	348,562	–
Total other liabilities	11,545	58,246	(444)	69,347	712

As at December 31, 2021	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$78	$427,020	$–	$427,098	$3
Total other assets	68,866	94,615	(72,724)	90,757	1,088
Segregated funds net assets	–	399,788	–	399,788	–
Insurance contract liabilities	–	392,275	–	392,275	–
Investment contract liabilities	–	3,117	–	3,117	–
Segregated funds net liabilities	–	399,788	–	399,788	–
Total other liabilities	10,536	53,962	(904)	63,594	852
(ii) Guarantees regarding John Hancock Life Insurance Company (U.S.A.) (“JHUSA”)
Details of guarantees regarding certain securities issued or to be issued by JHUSA are outlined in note 24.
(e) Pledged assets
In the normal course of business, the Company pledges its assets in respect of liabilities incurred, strictly for providing collateral to the counterparty. In the event of the Company’s default, the counterparty is entitled to apply the collateral to settle the liability. The pledged assets are returned to the Company if the underlying transaction is terminated or, in the case of derivatives, if there is a decrease in the net exposure due to market value changes.
The amounts pledged are as follows.

	2022		2021
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$11,944	$23	$5,525	$23
Secured borrowings	–	2,385	–	2,575
Regulatory requirements	320	77	367	78
Repurchase agreements	886	–	535	–
Non-registered retirement plans in trust	–	326	–	377
Other	–	404	2	414
Total	$13,150	$3,215	$6,429	$3,467
(
f
) Participating business
In some territories where the Company maintains participating accounts, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. Where applicable, these restrictions generally take the form of a fixed percentage of policyholder dividends. For participating businesses operating as separate “closed blocks”, transfers are governed by the terms of MLI’s and John Hancock Mutual Life Insurance Company’s plans of demutualization.
(
g
) Fixed surplus notes
A third party contractually provides standby financing arrangements for the Company’s U.S. operations under which, in certain circumstances, funds may be provided in exchange for the issuance of fixed surplus notes. As at December 31, 2022, the Company had no fixed surplus notes outstanding.